Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (10,294)	$ (12,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		19
Noncash interest expense	1,295	819
Stock based compensation expense	2,025	4,812
Issuance of common stock for payment of accrued compensation	137	85
Issuance of common stock in exchange for services	83	81
Gain on disposal of assets		(276)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	176	328
Accounts payable	2,190	(198)
Accrued expenses	387	125
Net cash used in operating activities	(4,001)	(6,209)
Financing activities:
Net proceeds from issuance of common stock	185	2,781
Net proceeds from term loan		50
Proceeds from exercise of stock options	325
Net proceeds from issuance of Convertible notes	1,275	2,500
Net proceeds from issuance of Advance notes	2,050	925
Payments on notes payable to vendors	(505)
Net cash provided by financing activities	3,330	6,256
Net increase (decrease) in cash, cash equivalents and restricted cash	(671)	47
Cash, cash equivalents and restricted cash, beginning of period	885	838
Cash, cash equivalents and restricted cash, end of period	214	885
Supplemental cash flow disclosure:
Cash paid for interest	13	8
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes payable and related accrued interest and fees to common stock	981	18,432
Beneficial conversion feature of Advance notes		271
Beneficial conversion feature of Convertible notes	143	1,465
Issuance of stock options in lieu of cash compensation	207	303
Issuance of common stock for payment of accrued compensation	137	85
Issuance of common stock in exchange for services	$ 83	$ 81